ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Trade creditors	$ 1,402,552	$ 883,183
Tax authority	132,854	470,682
Employee benefits and executive remuneration	132,721	123,415
Accrued litigation expense	196,143
Other accruals	32,749	27,802
Total accrued expenses	$ 1,897,019	$ 1,505,082